Purchases of Equity Securities by the Issuer and Affiliated Purchasers - Summary of Shares Repurchased (Detail) - EUR (€) € / shares in Units, € in Millions			1 Months Ended										12 Months Ended
	Jul. 31, 2017	Jan. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 19, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Dec. 31, 2018
Equity [Abstract]
Total number of shares purchased	764,618	219,914	610,113	861,512	835,384	718,565	623,903	568,287	623,367	398,517	507,072	313,137	7,044,389
Average price paid per Share (EUR)	€ 178.39	€ 165.06	€ 143.91	€ 149.39	€ 153.46	€ 161.57	€ 176.31	€ 176.14	€ 167.80	€ 161.10	€ 168.62	€ 153.93	€ 162.70
Total number of shares purchased as part of publicly announced plans or programs	4,018,815	219,914	7,044,389	6,434,276	5,572,764	4,737,380	3,254,197	2,630,294	2,062,007	1,438,640	1,040,123	533,051
Maximum value of shares that may yet be purchased under program 2 (EUR)	€ 1,814.7	€ 2,463.7	€ 1,353.9	€ 1,441.6	€ 1,570.4	€ 1,698.6	€ 1,951.1	€ 2,061.1	€ 2,161.2	€ 2,265.8	€ 2,330.0	€ 2,415.5